Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution

Compass Minerals International, Inc. 401(k) Savings Plan
Employer Identification Number 36-3972986, Plan 001			36-3972986	001
Form 5500 Schedule H, Line 4a
Schedule of Delinquent Participant Contributions
For the Year Ended December 31, 2025

Check here if late participant loan repayments are included:

Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
$659	—	$659	—	—